Investments accounted for using the equity method	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Investments accounted for using the equity method
29.
Investments accounted for using the equity method

Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in significant equity accounted investments results are listed in the table below. For a list of the Group’s associates and joint ventures, refer to Exhibit 8.1 – List of Subsidiaries.

	Country of incorporation/				Ownership interest
	principal	Associate or	Principal	Reporting	2026	2025
Significant associates and joint ventures	place of business	joint venture	activity	date	%	%
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00
Vicuña Corp (Vicuña)	Canada/Argentina/Chile	Joint venture	Copper development	31 December	50.00	50.00

Voting in relation to relevant activities in Antamina, determined to be the approval of the operating and capital budgets, does not require unanimous consent of all participants to the arrangement, therefore joint control does not exist. Instead, because the Group has the power to participate in the financial and operating policies of the investee, this investment is accounted for as an associate.

Samarco is jointly owned by BHP Billiton Brasil Ltda (BHP Brasil) and Vale S.A. (Vale). BHP Brasil and Vale do not have offtake arrangements with Samarco. Instead, Samarco sells all of its product directly to market. Accordingly, as the Samarco entity has the rights to the assets and obligations to the liabilities relating to the joint arrangement and not its owners, this investment is accounted for as a joint venture.

BHP Investments Canada Inc. (BHP Canada) and Lundin Mining each own 50% of Vicuña Corp and share joint control. In management’s judgement, and considering the offtake terms, BHP Canada and Lundin Mining do not have the rights to, or the obligation for, substantially all the output of the arrangement. Accordingly, as the Vicuña entity has the rights to the assets and obligations for the liabilities of this arrangement and not its owners, this investment is accounted for as a joint venture.

Key judgements and estimates

Judgements: Determining whether joint arrangements structured through a separate vehicle are classified as joint ventures or joint operations can involve significant judgement. The classification depends on an assessment of the venturers’ rights to the assets and obligations for the liabilities of the arrangement in the normal course of business. When making the assessment, management has regard to the legal form of the separate vehicle, the terms of the arrangement and other relevant facts and circumstances. Where venturers have the rights to, and obligations for, substantially all of the output of the arrangement, this is indicative of a joint operation as the venturers have rights to substantially all of the economic benefits of the assets and provide cash flows that are used to settle the liabilities of the arrangement.

The Group is restricted in its ability to make dividend payments from its investments in associates and joint ventures as any such payments require the approval of all investors in the associates and joint ventures.

The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2026 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	1,751	2,356	4,107
Profit/(loss) from equity accounted investments, related impairments and expenses[1]	899	(325)	574
Investment in equity accounted investments	108	242	350
Dividends received from equity accounted investments	(895)	–	(895)
Divestment of equity accounted investments	(42)	–	(42)
Other	–	320	320
At the end of the financial year	1,821	2,593	4,414

1.
Represents financial impacts of Samarco dam failure in the Group’s profit/(loss) from equity accounted investments, related impairments and expenses. Refer to note 4 'Significant events – Samarco dam failure' for further information.

The following table summarises the financial information relating to each of the Group’s significant equity accounted investments.

	Associates		Joint ventures
2026		Individually					Individually
US$M	Antamina	immaterial	Samarco[1]		Vicuña		immaterial	Total
Current assets	2,405		957	[2]	109	[2]
Non-current assets	7,219		8,142		5,057
Current liabilities	(1,561)		(3,610)	[3]	(119)	[3]
Non-current liabilities	(2,532)		(24,912)	[4]	(12)	[4]
Net assets/(liabilities) – 100%	5,531		(19,423)		5,035
Net assets/(liabilities) – Group share	1,867		(9,712)		2,518
Adjustments to net assets related to accounting policy adjustments	(79)		–		75
Investment in Samarco	–		516	[5]	–
Impairment of the carrying value of the investment in Samarco	–		(1,041)	[6]	–
Recognised additional share of losses, net of capital contributions	–		6,628		–
Unrecognised losses	–		3,609	[7]	–
Carrying amount of investments accounted for using the equity method	1,788	33	–		2,593		–	4,414
Revenue – 100%	7,473		1,955		–
Profit/(loss) – 100%	3,029		(4,210)	[8]	(10)	[9]
Share of profit/(loss) of equity accounted investments	1,022		(2,105)		(5)
Adjustments to share of profit/(loss) related to accounting policy adjustments	–		–		–
Impairment of the carrying value of the investment in Samarco	–		–		–
Additional share of Samarco losses	–		600		–
Fair value change on forward exchange derivatives	–		458		–
Movement in unrecognised losses	–		727	[7]	–
Profit/(loss) from equity accounted investments, related impairments and expenses	1,022	(123)	(320)		(5)		–	574
Comprehensive income – 100%	3,029		(4,210)		(10)
Share of comprehensive income/(loss) – Group share in equity accounted investments	1,022	(123)	(320)		(5)		–	574
Dividends received from equity accounted investments	895	–	–		–		–	895

	Associates		Joint ventures
2025		Individually					Individually
US$M	Antamina	immaterial	Samarco[1]		Vicuña		immaterial	Total
Current assets	1,773		877	[2]	54	[2]
Non-current assets	6,944		6,485		4,570
Current liabilities	(970)		(6,180)	[3]	(61)	[3]
Non-current liabilities	(2,599)		(20,404)	[4]	(3)	[4]
Net assets/(liabilities) – 100%	5,148		(19,222)		4,560
Net assets/(liabilities) – Group share	1,737		(9,611)		2,280
Adjustments to net assets related to accounting policy adjustments	(76)		–		76
Investment in Samarco	–		516	[5]	–
Impairment of the carrying value of the investment in Samarco	–		(1,041)	[6]	–
Recognised additional share of losses, net of capital contributions	–		7,254		–
Unrecognised losses	–		2,882	[7]	–
Carrying amount of investments accounted for using the equity method	1,661	90	–		2,356		–	4,107
Revenue – 100%	4,627		1,598		–
Profit/(loss) – 100%	1,609		(4,032)	[8]	2	[9]
Share of profit/(loss) of equity accounted investments	543		(2,016)		1
Adjustments to share of profit/(loss) related to accounting policy adjustments	(5)		–		–
Impairment of the carrying value of the investment in Samarco	–		–		–
Additional share of Samarco losses	–		458		–
Fair value change on forward exchange derivatives	–		414		–
Movement in unrecognised losses	–		899	[7]	–
Profit/(loss) from equity accounted investments, related impairments and expenses	538	(141)	(245)		1		–	153
Comprehensive income – 100%	1,609		(4,032)		2
Share of comprehensive income/(loss) – Group share in equity accounted investments	538	(141)	(245)		1		–	153
Dividends received from equity accounted investments	375	–	–		–		–	375

	Associates		Joint ventures
2024		Individually			Individually
US$M	Antamina	immaterial	Samarco[1]		immaterial	Total
Revenue – 100%	4,381		1,553
Profit/(loss) – 100%	1,353		(6,726)	[8]
Share of profit/(loss) of equity accounted investments	457		(3,363)
Adjustments to share of profit/(loss) related to accounting policy adjustments	8		(6)	[10]
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		506
Fair value change on forward exchange derivatives	–		(199)
Movement in unrecognised losses	–		30	[7]
Profit/(loss) from equity accounted investments, related impairments and expenses	465	(89)	(3,032)		–	(2,656)
Comprehensive income – 100%	1,353		(6,726)
Share of comprehensive (loss)/income – Group share in equity accounted investments	465	(89)	(3,032)		–	(2,656)
Dividends received from equity accounted investments	397	–	–		–	397

1.
Refer to note 4 'Significant events – Samarco dam failure' for further information regarding the financial impact of the Samarco dam failure which occurred in November 2015 on BHP Brasil’s share of Samarco’s losses. The financial information disclosed represents the underlying financial information of Samarco updated to reflect the Group’s best estimate of future cost estimates with the obligations set out in the Brazil Settlement Agreement, along with estimates associated with the United Kingdom group action claim.
2.
Includes cash and cash equivalents of US$454 million (2025: US$419 million) in Samarco and US$103 million (2025: US$53 million) in Vicuña.
3.
Includes current financial liabilities (excluding trade and other payables and provisions) of US$ nil (2025: US$ nil) in Samarco and US$7 million (2025: US$1 million) in Vicuña.
4.
Includes non-current financial liabilities (excluding trade and other payables and provisions) of US$4,957 million (2025: US$4,625 million) in Samarco and US$13 million (2025: US$3 million) in Vicuña.
5.
Any working capital funding provided to Samarco is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.
6.
In the year ended 30 June 2016, BHP Brasil recognised an impairment of US$525 million to impair its investment in Samarco to US$ nil. Subsequently, additional cumulative impairment losses relating to working capital funding of US$516 million have been recognised. Following the Judicial Reorganisation in September 2023, no further working capital funding has been provided.
7.
Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.
8.
Includes depreciation and amortisation of US$205 million (2025: US$165 million; 2024: US$165 million), interest income of US$102 million (2025: US$54 million; 2024: US$43 million), interest expense of US$1,400 million (2025: US$1,686 million; 2024: US$807 million), other finance income in relation to the Judicial Reorganisation of US$ nil (2025: US$ nil; 2024: US$1,756 million) and income tax (expense)/benefit of US$(632) million (2025: US$(623) million; 2024: US$999 million).
9.
Includes depreciation and amortisation of US$10 million (2025: US$1 million), interest income of US$3 million (2025: US$ nil), interest expense of US$1 million (2025: US$ nil) and income tax benefit/(expense) of US$ nil (2025: US$ nil).
10.
Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.